UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CALIFORNIA BOND FUND
JUNE 30, 2014

                                                                      (Form N-Q)

48500-0814                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest payments are insured by one of the following:
          AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CCD       Community College District
PRE       Prerefunded to a date prior to maturity
USD       Unified School District

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1  | USAA California Bond Fund
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PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA BOND FUND
June 30, 2014 (unaudited)

PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                  FINAL               VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
                FIXED-RATE INSTRUMENTS (93.6%)

                CALIFORNIA (91.5%)

$      4,500    Antelope Valley Healthcare District (INS)             5.20%             1/01/2027        $      4,506
       4,235    Association of Bay Area Governments (NBGA)            5.00              1/01/2033               4,606
      17,520    Association of Bay Area Governments (INS)             4.75              3/01/2036              17,560
       1,500    Association of Bay Area Governments                   5.00              7/01/2042               1,557
       6,100    Baldwin Park USD (INS)                                5.00(a)           8/01/2031               2,644
       6,375    Baldwin Park USD (INS)                                5.01(a)           8/01/2032               2,623
       3,085    Burbank USD, 4.30%, 8/01/2023                         4.30(b)           8/01/2033               1,987
       3,000    Burbank USD, 4.35%, 8/01/2023                         4.35(b)           8/01/2034               1,920
       5,265    Carlsbad USD (INS)                                    5.00             10/01/2034               5,572
       3,000    Central USD (INS)                                     5.50              8/01/2029               3,372
       5,000    Chula Vista                                           5.88              1/01/2034               5,740
       6,000    City and County of San Francisco Airport
                     Commission                                       4.90              5/01/2029               6,774
      12,605    Coast CCD (INS)                                       5.48(a)           8/01/2034               4,432
       1,350    Corona-Norco USD                                      5.00              9/01/2032               1,456
       6,000    Educational Facilities Auth.                          5.38              4/01/2034               6,783
      18,000    Golden State Tobacco Securitization (INS)             4.55              6/01/2022              19,158
      17,000    Golden State Tobacco Securitization                   5.00              6/01/2033              13,769
      10,000    Golden State Tobacco Securitization (INS)             5.00              6/01/2035              10,313
       1,000    Health Facilities Financing Auth. (NBGA)              5.50              1/01/2019               1,003
       2,200    Health Facilities Financing Auth. (NBGA)              5.00             11/01/2024               2,231
       2,000    Health Facilities Financing Auth. (NBGA)              5.00             11/01/2029               2,028
       5,000    Health Facilities Financing Auth.                     5.00              7/01/2033               5,504
       2,000    Health Facilities Financing Auth. (PRE)               6.50             10/01/2033               2,458
       6,000    Health Facilities Financing Auth.                     5.25              4/01/2039               6,176
       2,100    Health Facilities Financing Auth.                     5.00             11/15/2039               2,240
       7,805    Health Facilities Financing Auth. (NBGA)              5.00              6/01/2042               8,222
       9,310    Indio Redevelopment Agency                            5.25              8/15/2031               9,498
         900    Infrastructure and Economic Dev. Bank                 5.63              7/01/2020                 904
       1,250    Infrastructure and Economic Dev. Bank                 5.75              7/01/2030               1,255
       6,000    Inland Empire Tobacco Securitization Auth.            5.75              6/01/2026               5,804
       5,000    Irvine USD Financing Auth. (INS)                      5.00              9/01/2038               5,073
         750    La Verne (c)                                          5.00              5/15/2036                 766
       3,875    Long Beach Bond Finance Auth.                         5.00             11/15/2035               4,280
         385    Los Angeles Municipal Improvement
                     Corp. (INS) (PRE)                                4.75              8/01/2032                 387
       9,615    Los Angeles Municipal Improvement Corp. (INS)         4.75              8/01/2032               9,647
       1,000    Los Banos Redevelopment Agency (INS)                  5.00              9/01/2036               1,003
      10,000    Madera Redevelopment Agency                           5.38              9/01/2038              10,342
       7,070    Marina Coast Water District (INS)                     5.00              6/01/2037               7,499
       6,000    Modesto Irrigation District                           5.75             10/01/2034               6,807
       7,500    Monterey Peninsula CCD (INS)                          5.11(a)           8/01/2029               3,642
       2,000    Mountain View Shoreline Regional Park
                     Community                                        5.63              8/01/2035               2,201
       1,500    Norco Redevelopment Agency                            5.88              3/01/2032               1,748
       1,250    Norco Redevelopment Agency                            6.00              3/01/2036               1,466
       5,000    Norwalk Redevelopment Agency (INS)                    5.00             10/01/2030               5,020
       3,500    Norwalk Redevelopment Agency (INS)                    5.00             10/01/2035               3,505
       7,500    Norwalk-La Mirada USD (INS)                           5.00(a)           8/01/2030               3,747
       6,205    Oakdale Irrigation District                           5.50              8/01/2034               6,807

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2  | USAA California Bond Fund

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
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                  FINAL               VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
$      5,500    Palomar Pomerado Health (INS)                         4.89%(a)          8/01/2026        $      3,351
      12,230    Palomar Pomerado Health (INS)                         6.05(a)           8/01/2031               5,613
       4,000    Pollution Control Financing Auth. (d)                 5.25              8/01/2040               4,233
      10,000    Pollution Control Financing Auth.                     5.00             11/21/2045              10,181
         970    Poway Redevelopment Agency (INS)                      5.75              6/15/2033                 972
       2,400    Public Works Board                                    5.25              6/01/2024               2,506
       2,500    Public Works Board                                    5.25              6/01/2025               2,607
       6,500    Public Works Board (PRE)                              5.00             11/01/2029               6,607
       7,900    Public Works Board                                    5.25              6/01/2030               8,167
       5,470    Public Works Board                                    5.00              4/01/2031               5,697
       6,875    Public Works Board                                    5.00              4/01/2031               7,160
       5,705    Public Works Board                                    5.00              4/01/2031               5,941
      10,000    Riverside County Public Financing Auth. (INS)         4.75             10/01/2035              10,102
       2,000    Riverside County Transportation Comission             5.25              6/01/2039               2,292
       7,115    Roseville Finance Auth.                               5.00              2/01/2037               7,594
       2,000    Sacramento Area Flood Control Agency (INS)            5.00             10/01/2044               2,198
       7,030    Sacramento City Financing Auth. (INS)                 5.00             12/01/2036               7,465
      10,990    Sacramento Municipal Utility District Financing
                     Auth. (INS)                                      4.75              7/01/2025              11,763
       1,020    Sacramento USD (INS)                                  5.00              7/01/2038               1,097
      12,805    San Bernardino County Redevelopment
                     Agency (INS)(e)                                  5.00              9/01/2030              12,874
      11,340    San Bernardino County Redevelopment
                     Agency (INS)                                     5.00              9/01/2035              11,374
       1,110    San Diego County                                      5.00              9/01/2023               1,148
       2,000    San Diego County Regional Airport Auth.               5.00              7/01/2040               2,165
       1,000    San Diego Public Financing Auth.                      5.25              5/15/2029               1,159
       3,500    San Francisco City and County Airport                 5.25              5/01/2026               4,015
       4,595    San Francisco City and County Redevelopment
                     Financing Auth. (INS)                            4.88              8/01/2036               4,647
      10,000    San Jose Financing Auth.                              5.00              6/01/2039              10,944
       3,000    San Jose Redevelopment Agency (INS)                   4.45              8/01/2032               3,022
       1,500    San Luis & Delta-Mendota (INS)                        5.00              3/01/2038               1,608
       3,000    San Marcos USD Financing Auth. (INS)                  5.00              8/15/2035               3,231
       3,500    Santa Barbara Financing Auth.                         5.00              7/01/2029               3,905
       9,000    Santa Barbara Financing Auth.                         5.00              7/01/2039               9,584
       2,000    Santa Clara                                           5.25              7/01/2032               2,228
       1,750    Sierra View Local Health Care District                5.25              7/01/2037               1,797
       9,645    Solano CCD (INS)                                      4.96(a)           8/01/2028               4,864
       9,735    Solano CCD (INS)                                      5.00(a)           8/01/2030               4,417
      10,000    South Orange County Public Financing
                     Auth. (INS)                                      5.00              8/15/2032              10,134
       4,000    State                                                 5.25              2/01/2030               4,626
       6,000    State                                                 4.50              8/01/2030               6,426
       5,000    State                                                 5.75              4/01/2031               5,884
       6,750    State (NBGA)                                          4.50             12/01/2037               6,803
       3,000    State                                                 5.00              2/01/2043               3,314
       2,225    Statewide Communities Dev. Auth. (INS)                4.50              2/01/2027               2,237
      11,795    Statewide Communities Dev. Auth. (NBGA)               5.00             12/01/2027              13,164
       5,115    Statewide Communities Dev. Auth.                      5.00              5/15/2031               5,211
       4,225    Statewide Communities Dev. Auth.                      5.50              7/01/2031               4,632
      17,500    Statewide Communities Dev. Auth.                      5.25              8/01/2031              18,375
       3,370    Statewide Communities Dev. Auth.                      5.00              5/15/2032               3,429
       4,000    Statewide Communities Dev. Auth. (INS)                4.60              2/01/2037               3,942
      13,000    Statewide Communities Dev. Auth. (NBGA)               5.00             12/01/2037              13,462
       9,000    Statewide Communities Dev. Auth.                      5.00              5/15/2038               9,126
       3,500    Statewide Communities Dev. Auth. (NBGA)               5.75              8/15/2038               3,861
       2,500    Statewide Communities Dev. Auth.                      5.00             11/15/2038               2,623
       1,500    Statewide Communities Dev. Auth.                      5.00              5/15/2042               1,537
       1,500    Statewide Communities Dev. Auth.                      5.00              5/15/2047               1,535
      19,080    Suisun City Public Financing Auth.                    5.37(a)          10/01/2033               6,685
       7,190    Tuolumne Wind Project Auth.                           5.63              1/01/2029               8,403
       4,000    Val Verde USD (INS)                                   5.00              3/01/2029               4,222
       1,500    Val Verde USD (INS)                                   5.13              3/01/2036               1,574

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3  | USAA California Bond Fund

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
PRINCIPAL                                                                                                      MARKET
AMOUNT                                                              COUPON                  FINAL               VALUE
(000)           SECURITY                                              RATE               MATURITY               (000)
---------------------------------------------------------------------------------------------------------------------
$      8,969    Vallejo Sanitation and Flood Control
                     District (INS)                                   5.00%             7/01/2019        $      9,642
       7,000    Vista (INS)                                           5.00              5/01/2037               7,242
       7,085    Washington Township Health Care District              5.13              7/01/2023               7,095
       1,250    Washington Township Health Care District              6.00              7/01/2029               1,390
       6,080    Washington Township Health Care District              5.00              7/01/2037               6,218
       4,585    West Kern Water District                              5.00              6/01/2028               5,056
                                                                                                         ------------
                                                                                                              602,411
                                                                                                         ------------

                GUAM (0.8%)

       4,000    Government Waterworks Auth.                           5.50              7/01/2043               4,321
       1,000    Power Auth.                                           5.00             10/01/2034               1,102
                                                                                                         ------------
                                                                                                                5,423
                                                                                                         ------------

                PUERTO RICO (0.4%)

      16,500    Sales Tax Financing Corp.                             6.07(a)           8/01/2039               2,771
                                                                                                         ------------

                U.S. VIRGIN ISLANDS (0.9%)

       2,210    Public Finance Auth.                                  4.00             10/01/2022               2,289
       1,500    Public Finance Auth.                                  5.00             10/01/2027               1,660
       1,500    Public Finance Auth.                                  5.00             10/01/2032               1,616
                                                                                                         ------------
                                                                                                                5,565
                                                                                                         ------------
                Total Fixed-Rate Instruments (cost: $591,146)                                                 616,170
                                                                                                         ------------

                PUT BONDS (3.8%)

                CALIFORNIA (3.8%)

      15,000    Bay Area Toll Auth.                                    1.31(f)           4/01/2036             15,176
      10,000    Twin Rivers USD (INS)                                  3.20              6/01/2041             10,007
                                                                                                         ------------
                                                                                                               25,183
                                                                                                         ------------
                Total Put Bonds (cost: $25,000)                                                                25,183
                                                                                                         ------------

                VARIABLE-RATE DEMAND NOTES (1.6%)

                CALIFORNIA (1.6%)

      10,665    Victorville Joint Powers Financing Auth.
                     (LOC - BNP Paribas) (cost:  $10,665)              1.06              5/01/2040             10,665
                                                                                                         ------------
                TOTAL INVESTMENTS (COST: $626,811)                                                       $    652,018
                                                                                                         ============

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------
                                           (LEVEL 1)            (LEVEL 2)             (LEVEL 3)
                                         QUOTED PRICES            OTHER              SIGNIFICANT
                                           IN ACTIVE           SIGNIFICANT          UNOBSERVABLE
                                            MARKETS            OBSERVABLE               INPUTS
                                         FOR IDENTICAL           INPUTS
ASSETS                                       ASSETS                                                           TOTAL
-----------------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                   $           -         $   616,170          $          -          $     616,170
Put Bonds                                            -              25,183                     -                 25,183
Variable-Rate Demand Notes                           -              10,665                     -                 10,665
-----------------------------------------------------------------------------------------------------------------------
Total                                    $           -         $   652,018          $          -          $     652,018
-----------------------------------------------------------------------------------------------------------------------

For the period of April 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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5  | USAA California Bond Fund

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2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2014, were $30,105,000 and $4,898,000, respectively, resulting in net unrealized appreciation of $25,207,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $658,645,000 at June 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) At June 30, 2014, the aggregate market value of securities purchased on a when-issued basis was $766,000.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) At June 30, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2014.

================================================================================

7  | USAA California Bond Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/26/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2014
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By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2014
         ------------------------------